CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net earnings	$ 160,796	$ 171,577	$ 94,352
Other comprehensive income (loss):
Change in foreign currency translation adjustment (net of tax benefit of $4,711 in 2010)	712	(49,438)	(4,504)
Change in net unrealized (losses) gains on available-for-sale securities (net of tax benefit of $3,981 in 2012, tax provision of $5,460 in 2011, and tax benefit of $1,555 in 2010)	(19,827)	11,212	(2,720)
Total other comprehensive loss	(19,115)	(38,226)	(7,224)
Comprehensive income	141,681	133,351	87,128
Comprehensive (income) loss attributable to noncontrolling interests	(2,141)	10,893	5,274
Comprehensive income attributable to IAC shareholders	$ 139,540	$ 144,244	$ 92,402